United States
Securities and Exchange Commission
Washington, dC  20549

FORM 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended September 30, 2000.

Institutional Investment Manager Filing this Report

Name:     Ayrshire Associates, Inc.
Address:  1200 Eighteenth Street, NW
          Suite 300
          Washington, DC   20036

13-F File Number:  028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing this report on behalf of Reporting Manager:

Name:     James K. Ferguson
Title:    President
Phone:    202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson,     Washington, DC     11/13/00



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Liberty Media Group Class COM              001957208      806    44780 SH       SOLE                    44780
AT&T Liberty Media Group Class COM              001957307      282    15060 SH       SOLE                    15060
Abbott Laboratories            COM              002824100      956    20101 SH       SOLE                    20101
American Home Products         COM              026609107      735    13000 SH       SOLE                    13000
American International Group   COM              026874107      276     2888 SH       SOLE                     2888
BB&T Corp.                     COM              054937107      274     9083 SH       SOLE                     9083
BP Amoco PLC                   COM                             231     4357 SH       SOLE                     4357
Bank New York, Inc.            COM              064057102      258     4600 SH       SOLE                     4600
Bank of America                COM              060505104     2915    55656 SH       SOLE                    55656
BellSouth                      COM              079860102      669    16609 SH       SOLE                    16609
Best Foods                     COM              08658U101      208     2864 SH       SOLE                     2864
Bisys                          COM              055472104     4640    60010 SH       SOLE                    60010
Bristol-Myers Squibb           COM              110122108      430     7534 SH       SOLE                     7534
Broadcom Corp. A               COM              111320107     2279     9350 SH       SOLE                     9350
CIENA                          COM              171779101      368     3000 SH       SOLE                     3000
Check Point Software Inc.      COM              M22465104      378     2400 SH       SOLE                     2400
Cintas                         COM              172908105     2521    57871 SH       SOLE                    57871
Circuit City Stores            COM              172737108      561    24375 SH       SOLE                    24375
Cisco Systems                  COM              17275R102    64328  1164301 SH       SOLE                  1164301
Citigroup                      COM              172967101     2002    37036 SH       SOLE                    37036
Comcast Class A Special        COM              200300200     3221    78675 SH       SOLE                    78675
Comerica                       COM              200340107      416     7112 SH       SOLE                     7112
Dell Computers                 COM              247025109      228     7408 SH       SOLE                     7408
EMC                            COM              268648102    43130   435104 SH       SOLE                   435104
Ecolab                         COM              278865100      611    16940 SH       SOLE                    16940
Elan                           COM              284131208    13431   245313 SH       SOLE                   245313
Emeritus Corp                  COM              291005106       21    10000 SH       SOLE                    10000
Ericsson (LM)Tel'B ADR         COM              294821400      337    22750 SH       SOLE                    22750
Exxon Mobil Corp.              COM              30231G102     3500    39269 SH       SOLE                    39269
First Union                    COM              337358105      270     8403 SH       SOLE                     8403
General Electric               COM              369604103    14744   255579 SH       SOLE                   255579
Hewlett-Packard                COM              428236103      403     4150 SH       SOLE                     4150
Home Depot                     COM              437076102     5997   113013 SH       SOLE                   113013
IBM                            COM              459200101      833     7408 SH       SOLE                     7408
Intel                          COM              458140100     2397    57666 SH       SOLE                    57666
JDS Uniphase Corp.             COM              46612J101    25401   268262 SH       SOLE                   268262
Johnson & Johnson              COM              478160104     2847    30311 SH       SOLE                    30311
Linear Technology              COM              535678106    12785   197445 SH       SOLE                   197445
MBNA                           COM              55262L100     8001   207821 SH       SOLE                   207821
Maxim Integrated Products      COM              57772K101     6118    76060 SH       SOLE                    76060
McCormick & Co Vtg             COM              579780107      290     9779 SH       SOLE                     9779
McDonald's                     COM              580135101      499    16516 SH       SOLE                    16516
Medtronic                      COM              585055106     7651   147670 SH       SOLE                   147670
Merck                          COM              589331107     3825    51387 SH       SOLE                    51387
Mercury Interactive Corp       COM              589405109     8356    53305 SH       SOLE                    53305
Micromuse Inc.                 COM              595094103      283     1410 SH       SOLE                     1410
Microsoft                      COM              594918104    13009   215696 SH       SOLE                   215696
Network Appliance              COM              64120L104      442     3470 SH       SOLE                     3470
Nokia ADS                      COM              654902204     1410    35425 SH       SOLE                    35425
Nortel Networks                COM              656569100     1812    30415 SH       SOLE                    30415
Omnicom Group                  COM              681919106     8368   114735 SH       SOLE                   114735
Oracle                         COM              68389X105    16340   207491 SH       SOLE                   207491
PepsiCo                        COM              713448108      646    14050 SH       SOLE                    14050
Pfizer                         COM              717081103     8834   196586 SH       SOLE                   196586
Procter & Gamble               COM              742718109      337     5033 SH       SOLE                     5033
QUALCOMM                       COM              747525103    10156   142536 SH       SOLE                   142536
SBC Communications             COM              78387G103      687    13733 SH       SOLE                    13733
SanDisk                        COM              80004C101     9835   147340 SH       SOLE                   147340
Schering-Plough                COM              806605101     5104   109758 SH       SOLE                   109758
Sideware Systems Inc.          COM              825907108       48    21500 SH       SOLE                    21500
Sun Microsystems               COM              866810104     5133    43962 SH       SOLE                    43962
Sysco                          COM              871829107     1019    22000 SH       SOLE                    22000
Texas Instruments              COM              882508104     8060   170809 SH       SOLE                   170809
USinternetworking Inc.         COM              917311805      480    71960 SH       SOLE                    71960
VERITAS Software               COM              923436109    21875   154052 SH       SOLE                   154052
Verizon Communication          COM              92343V104      579    11962 SH       SOLE                    11962
Wal-Mart Stores                COM              931142103      432     8975 SH       SOLE                     8975
Walgreen                       COM              931422109    11675   307735 SH       SOLE                   307735
Walt Disney                    COM              254687106      270     7051 SH       SOLE                     7051
Wells Fargo                    COM              949746101     4492    97790 SH       SOLE                    97790
Xilinx                         COM              983919101    20117   234940 SH       SOLE                   234940
American Century 20th Ultra Fu                  025083882      718 16273.462SH       SOLE                16273.462
Janus Mutual Fund                               471023101      350 7659.436 SH       SOLE                 7659.436
Vanguard Index Trust 500                        922908108     1162 8764.797 SH       SOLE                 8764.797